Schedule III - Real Estate and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	$ 126,970
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	122,482
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	1,055,471
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	122,482
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	1,056,384
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	1,178,866	$ 1,133,055	$ 516,965	$ 0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	83,905	39,955	12,061	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	913
Owens Corning Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	3,300
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	575
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	5,167
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	575
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	5,167
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	5,742
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	485
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Wyndham Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,696
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	76,532
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,696
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	76,532
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	82,228
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	6,601
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Westgate II [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	34,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,732
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	55,101
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,732
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	55,101
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	58,833
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	6,488
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Administrative Offices of Pennsylvania Courts [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	6,070
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,207
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	8,936
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,207
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	8,936
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	10,143
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	994
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
American Express Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	54,900
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,750
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	113,670
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,750
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	113,670
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	119,420
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	17,706
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
MGM Corporate Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	18,180
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,260
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	28,705
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,260
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	29,110
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	33,370
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,387
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	405
American Showa [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,320
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,453
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	15,747
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,453
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	15,747
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	17,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	1,475
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Huntington Ingalls [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,415
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	29,836
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,415
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	29,854
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	35,269
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,778
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	18
Exel [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,988
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	13,958
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,988
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	13,958
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	15,946
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	1,461
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Morpho Detection [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,350
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	9,482
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,350
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	9,482
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	11,832
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	1,132
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
FedEx Freight [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,774
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	25,913
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,774
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	25,913
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	28,687
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,331
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Aetna Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,853
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	20,481
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,853
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	20,481
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	22,334
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	1,243
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Bank of American I [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,491
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	23,514
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,491
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	23,652
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	29,143
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,724
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	138
Bank of American II [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	9,206
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	20,204
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	9,206
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	20,204
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	29,410
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,674
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Atlas Copco Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,480
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	16,490
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,480
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	16,490
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	17,970
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	1,626
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Toshiba Tec Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,130
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	36,821
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,130
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	36,821
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	40,951
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,691
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Netgear [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	20,726
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	25,887
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	20,726
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	25,930
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	46,656
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,148
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	43
Nike [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,988
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	42,397
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,988
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	42,421
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	48,409
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	4,603
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	24
Zebra Technologies [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,238
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	56,526
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,238
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	56,526
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	61,764
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,843
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
WABCO Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,302
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	12,598
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,302
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	12,598
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	13,900
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	682
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
IGT [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	6,325
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	64,441
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	6,325
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	64,481
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	70,806
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,695
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	40
3M Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,320
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	62,247
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,320
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	62,247
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	67,567
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,475
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Amazon Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,331
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	85,770
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,331
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	85,770
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	91,101
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,903
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Zoetis Headquarters Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,375
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	42,265
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,375
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	42,265
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	45,640
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	1,749
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Southern Co. Services HQ Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	6,605
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	122,679
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	6,605
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	122,724
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	129,329
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,488
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	45
The Allstate Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,808
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	14,090
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,808
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	14,290
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	16,098
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	679
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	200
MISO Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,104
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	26,014
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,104
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	26,014
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	29,118
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	844
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Cost	0
Griffin Capital Essential Asset REIT, Inc. [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	672,626
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	342,021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	2,405,910
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	121,397
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	342,021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	2,527,307
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	2,869,328	3,024,389	2,968,982	1,823,895
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	426,752	$ 338,552	$ 208,933	$ 102,883
Real Estate Owned, Valuation Allowance	300
Griffin Capital Essential Asset REIT, Inc. [Member] | Plainfield [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,709
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	27,335
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	2,217
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,709
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	29,552
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	33,261
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	11,477
Griffin Capital Essential Asset REIT, Inc. [Member] | Renfro [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	13,320
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	18,804
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	1,390
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	20,194
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	21,594
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	7,075
Griffin Capital Essential Asset REIT, Inc. [Member] | Emporia Partners [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	2,978
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	274
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	7,567
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	274
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	7,567
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	7,841
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,378
Griffin Capital Essential Asset REIT, Inc. [Member] | Quad Graphics [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,950
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	10,236
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	292
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,950
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	10,528
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	12,478
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,723
Griffin Capital Essential Asset REIT, Inc. [Member] | ATT [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	25,655
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	6,770
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	32,420
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	461
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	6,770
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	32,881
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	39,651
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	8,535
Griffin Capital Essential Asset REIT, Inc. [Member] | Westinghouse [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	21,708
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,650
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	26,745
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,650
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	26,745
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	29,395
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	6,193
Griffin Capital Essential Asset REIT, Inc. [Member] | Transdigm [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	4,539
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,773
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	9,030
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	408
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,773
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	9,438
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	13,211
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,350
Griffin Capital Essential Asset REIT, Inc. [Member] | Travelers [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,374
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,600
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	13,500
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	873
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,600
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	14,373
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	16,973
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,771
Griffin Capital Essential Asset REIT, Inc. [Member] | Zeller Plastik [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,880
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,674
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	13,229
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	651
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,674
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	13,880
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	16,554
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,654
Griffin Capital Essential Asset REIT, Inc. [Member] | Northrop Grumman [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,667
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,300
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	16,188
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	39
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,300
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	16,227
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	17,527
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	5,057
Griffin Capital Essential Asset REIT, Inc. [Member] | Health Net [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	13,321
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,182
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	18,072
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,182
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	18,072
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	22,254
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	5,520
Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Greenwood Village Co [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,146
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	22,826
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	1,517
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,146
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	24,343
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	27,489
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	6,705
Griffin Capital Essential Asset REIT, Inc. [Member] | Boeing Renton [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	9,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	102
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	9,102
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	12,102
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	4,377
Griffin Capital Essential Asset REIT, Inc. [Member] | Schlumberger Houston [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	29,689
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,800
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	47,752
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	145
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,800
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	47,897
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	50,697
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	8,090
Griffin Capital Essential Asset REIT, Inc. [Member] | United Technologies Charlotte NC [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	23,467
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,330
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	37,858
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,330
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	37,858
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	39,188
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	6,982
Griffin Capital Essential Asset REIT, Inc. [Member] | Avnet Chandler AZ [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,615
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,860
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	31,481
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,860
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	31,481
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	33,341
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	5,724
Griffin Capital Essential Asset REIT, Inc. [Member] | Connecticut General Life Insurance, Phoenix AZ [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	375,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	8,600
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	48,102
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	8,600
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	48,102
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	56,702
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	8,811
Griffin Capital Essential Asset REIT, Inc. [Member] | Nokia Solution And Networks, Arlington Heights, IL [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	7,697
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	21,843
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	7,697
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	21,843
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	29,540
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,362
Griffin Capital Essential Asset REIT, Inc. [Member] | Verizon Property, Warren NJ [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	25,837
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,300
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	36,768
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	2,010
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,300
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	38,778
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	44,078
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	9,858
Griffin Capital Essential Asset REIT, Inc. [Member] | Fox Head Property, Irvine CA [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,672
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	23,230
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,672
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	23,230
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	26,902
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,442
Griffin Capital Essential Asset REIT, Inc. [Member] | Coca-Cola Refreshments, Atlanta GA [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	50,227
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	1,946
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	52,173
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	57,173
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	11,845
Griffin Capital Essential Asset REIT, Inc. [Member] | General Electric, Atlanta GA [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,050
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	51,396
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	153
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,050
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	51,549
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	56,599
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	7,398
Griffin Capital Essential Asset REIT, Inc. [Member] | Atlanta Wildwood, Atlanta GA [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,189
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	23,414
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	1,612
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,189
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	25,026
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	29,215
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	6,523
Griffin Capital Essential Asset REIT, Inc. [Member] | Community Insurance, Mason OH [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,177
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	22,323
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,177
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	22,323
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	23,500
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,883
Griffin Capital Essential Asset REIT, Inc. [Member] | Anthem, Mason OH [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	850
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	8,892
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	850
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	8,892
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	9,742
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,071
Griffin Capital Essential Asset REIT, Inc. [Member] | JP Morgan Chase, Westerville OH [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,500
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	39,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	212
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,500
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	39,212
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	44,712
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	6,531
Griffin Capital Essential Asset REIT, Inc. [Member] | IBM, Dublin OH [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,750
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	32,769
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	391
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,750
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	33,160
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	37,910
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	8,037
Griffin Capital Essential Asset REIT, Inc. [Member] | Aetna, Arlington TX [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	12,330
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	185
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	12,515
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	15,515
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,245
Griffin Capital Essential Asset REIT, Inc. [Member] | CHRISTUS Health, Irving TX [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,950
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	46,922
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	332
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,950
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	47,254
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	49,204
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	9,145
Griffin Capital Essential Asset REIT, Inc. [Member] | Roush Industries, Allen Park MI [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	875
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	11,375
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	534
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	875
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	11,909
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	12,784
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,979
Griffin Capital Essential Asset REIT, Inc. [Member] | Wells Fargo, Milwaukee WI [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,100
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	26,348
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	6,217
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,100
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	32,565
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	35,665
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	12,475
Griffin Capital Essential Asset REIT, Inc. [Member] | Shire Pharmaceuticals, Wayne PA [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,925
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	18,935
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	715
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,925
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	19,650
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	22,575
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	6,865
Griffin Capital Essential Asset REIT, Inc. [Member] | United HealthCare, St. Louis MO [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,920
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	23,510
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	283
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,920
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	23,793
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	26,713
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	5,983
Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Northpointe Corporate Center II, Lynwood WA [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,109
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	6,066
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	4,576
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,109
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	10,642
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	11,751
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,003
Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Northpointe Corporate Center I, Lynwood WA [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,292
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	16,930
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	1,571
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,292
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	18,501
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	20,793
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,957
Griffin Capital Essential Asset REIT, Inc. [Member] | Farmers, Kansas City KS [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,750
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	17,106
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	51
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,750
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	17,157
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	19,907
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,511
Griffin Capital Essential Asset REIT, Inc. [Member] | Caterpillar Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	6,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	46,511
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	6,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	46,511
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	52,511
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	10,717
Griffin Capital Essential Asset REIT, Inc. [Member] | DigitalGlobe Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	8,600
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	83,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	8,600
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	83,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	92,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	12,692
Griffin Capital Essential Asset REIT, Inc. [Member] | Waste Management Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	16,515
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	10
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	16,525
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	16,525
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,057
Griffin Capital Essential Asset REIT, Inc. [Member] | BT Infonet Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	9,800
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	41,483
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	9,800
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	41,483
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	51,283
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	7,082
Griffin Capital Essential Asset REIT, Inc. [Member] | Wyndham Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	6,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	91,153
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	6,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	91,153
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	97,353
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	10,609
Griffin Capital Essential Asset REIT, Inc. [Member] | Ace Hardware Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	6,900
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	33,945
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	6,900
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	33,945
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	40,845
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	4,795
Griffin Capital Essential Asset REIT, Inc. [Member] | Equifax Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,850
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	12,709
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	78
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,850
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	12,787
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	14,637
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,504
Griffin Capital Essential Asset REIT, Inc. [Member] | American Express Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	15,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	45,893
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	15,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	45,893
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	60,893
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	11,792
Griffin Capital Essential Asset REIT, Inc. [Member] | SoftBank Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	22,789
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	68,950
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	3,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	22,789
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	72,350
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	95,139
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	17,454
Griffin Capital Essential Asset REIT, Inc. [Member] | Vanguard Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,230
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	31,062
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,230
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	31,062
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	33,292
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	4,570
Griffin Capital Essential Asset REIT, Inc. [Member] | Restoration Hardware, California [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	15,463
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	74,213
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	15,463
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	74,213
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	89,676
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	8,135
Griffin Capital Essential Asset REIT, Inc. [Member] | Parallon Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	16,772
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	16,772
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	17,772
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,442
Griffin Capital Essential Asset REIT, Inc. [Member] | TW Telecom [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,169
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	10,554
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	35,817
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	1,240
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	10,554
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	37,057
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	47,611
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	5,721
Griffin Capital Essential Asset REIT, Inc. [Member] | Equifax II Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	12,755
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	70
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	12,825
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	15,025
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,015
Griffin Capital Essential Asset REIT, Inc. [Member] | Mason 1 [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,777
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	18,489
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,777
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	18,489
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	23,266
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	1,457
Griffin Capital Essential Asset REIT, Inc. [Member] | Wells Fargo [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,150
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	40,806
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	46
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,150
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	40,852
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	43,002
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	4,907
Griffin Capital Essential Asset REIT, Inc. [Member] | GE Aviation Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	61,681
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,400
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	61,681
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	66,081
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	9,046
Griffin Capital Essential Asset REIT, Inc. [Member] | Westgate III Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,209
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	75,937
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,209
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	75,937
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	79,146
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	7,727
Griffin Capital Essential Asset REIT, Inc. [Member] | Lisle [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,788
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	16,200
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	33
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,788
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	16,233
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	19,021
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,860
Griffin Capital Essential Asset REIT, Inc. [Member] | Bloomingdale [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	588
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	2,986
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	588
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	2,986
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	3,574
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	794
Griffin Capital Essential Asset REIT, Inc. [Member] | Columbia [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	6,989
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	46,875
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	171
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	6,989
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	47,046
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	54,035
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	5,433
Griffin Capital Essential Asset REIT, Inc. [Member] | Denver Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	9,948
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	23,888
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	3,670
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	9,948
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	27,558
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	37,506
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,806
Griffin Capital Essential Asset REIT, Inc. [Member] | Columbus Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,943
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	22,651
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	133
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,943
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	22,784
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	25,727
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,802
Griffin Capital Essential Asset REIT, Inc. [Member] | Miramar Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,488
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	19,979
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	591
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,488
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	20,570
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	25,058
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,994
Griffin Capital Essential Asset REIT, Inc. [Member] | Irving Carpenter Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,842
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	22,052
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	3,463
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,842
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	25,515
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	27,357
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,142
Griffin Capital Essential Asset REIT, Inc. [Member] | Frisco Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	8,239
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	51,395
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	3,917
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	8,239
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	55,312
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	63,551
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	5,720
Griffin Capital Essential Asset REIT, Inc. [Member] | Houston Westway Two [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	3,961
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	78,668
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	3,961
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	78,668
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	82,629
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	10,791
Griffin Capital Essential Asset REIT, Inc. [Member] | Houston Westway One [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	6,540
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	30,703
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	6,540
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	30,703
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	37,243
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	4,622
Griffin Capital Essential Asset REIT, Inc. [Member] | Atlanta Perimeter Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	8,607
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	96,718
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	447
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	8,607
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	97,165
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	105,772
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	14,370
Griffin Capital Essential Asset REIT, Inc. [Member] | Herndon Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	9,666
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	74,098
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	9,666
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	74,098
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	83,764
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	9,679
Griffin Capital Essential Asset REIT, Inc. [Member] | Deerfield Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,339
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	37,298
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	1,032
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,339
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	38,330
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	42,669
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	8,467
Griffin Capital Essential Asset REIT, Inc. [Member] | Griffin Capital (Highway 94) Investors, DST [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,352
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,637
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	25,280
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,637
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	25,280
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	30,917
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,636
Griffin Capital Essential Asset REIT, Inc. [Member] | DynCorp [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,952
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	15,540
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,952
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	15,540
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	17,492
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,040
Griffin Capital Essential Asset REIT, Inc. [Member] | Mercedes-Benz [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,330
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	26,376
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,330
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	26,376
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	28,706
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,369
Griffin Capital Essential Asset REIT, Inc. [Member] | Samsonite [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	22,961
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	5,040
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	42,490
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	5,040
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	42,490
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	47,530
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	3,140
Griffin Capital Essential Asset REIT, Inc. [Member] | Lynwood III and IV, Washington [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	2,865
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	2,865
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	2,865
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	0
Griffin Capital Essential Asset REIT, Inc. [Member] | HealthSpring [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	21,694
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	8,126
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	31,447
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	8,126
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	31,447
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	39,573
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	2,503
Griffin Capital Essential Asset REIT, Inc. [Member] | Fort Mill Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	4,612
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	86,352
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	4,612
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	86,352
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	90,964
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	222
Griffin Capital Essential Asset REIT, Inc. [Member] | Fort Mill II Property [Member] | Operating Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Land	1,275
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Initial Cost of Building and Improvements	41,507
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Building and Improvements	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Land, Amount	1,275
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	41,507
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Gross	42,782
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation	$ 105
Minimum | Owens Corning Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Wyndham Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Westgate II [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Administrative Offices of Pennsylvania Courts [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | American Express Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | MGM Corporate Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | American Showa [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Huntington Ingalls [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Exel [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Morpho Detection [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | FedEx Freight [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Aetna Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Bank of American I [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Bank of American II [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Atlas Copco Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Toshiba Tec Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Netgear [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Nike [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Zebra Technologies [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | WABCO Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | IGT [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | 3M Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Amazon Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Zoetis Headquarters Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Southern Co. Services HQ Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | The Allstate Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | MISO Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Plainfield [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Renfro [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Emporia Partners [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Quad Graphics [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | ATT [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Westinghouse [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Transdigm [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Travelers [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Zeller Plastik [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Northrop Grumman [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Health Net [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Greenwood Village Co [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Boeing Renton [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Schlumberger Houston [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | United Technologies Charlotte NC [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Avnet Chandler AZ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Connecticut General Life Insurance, Phoenix AZ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Nokia Solution And Networks, Arlington Heights, IL [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Verizon Property, Warren NJ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Fox Head Property, Irvine CA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Coca-Cola Refreshments, Atlanta GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | General Electric, Atlanta GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Atlanta Wildwood, Atlanta GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Community Insurance, Mason OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Anthem, Mason OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | JP Morgan Chase, Westerville OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | IBM, Dublin OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Aetna, Arlington TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | CHRISTUS Health, Irving TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Roush Industries, Allen Park MI [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Wells Fargo, Milwaukee WI [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Shire Pharmaceuticals, Wayne PA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | United HealthCare, St. Louis MO [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Northpointe Corporate Center II, Lynwood WA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Northpointe Corporate Center I, Lynwood WA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Farmers, Kansas City KS [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Caterpillar Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | DigitalGlobe Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Waste Management Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | BT Infonet Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Wyndham Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Ace Hardware Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Equifax Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | American Express Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | SoftBank Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Vanguard Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Restoration Hardware, California [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Parallon Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | TW Telecom [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Equifax II Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Mason 1 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Wells Fargo [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | GE Aviation Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Westgate III Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Lisle [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Bloomingdale [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Columbia [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Denver Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Columbus Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Miramar Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Irving Carpenter Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Frisco Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Houston Westway Two [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Houston Westway One [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Atlanta Perimeter Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Herndon Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Deerfield Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Griffin Capital (Highway 94) Investors, DST [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | DynCorp [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Mercedes-Benz [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Samsonite [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Fort Mill Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Minimum | Griffin Capital Essential Asset REIT, Inc. [Member] | Fort Mill II Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	5 years
Maximum | Owens Corning Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Wyndham Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Westgate II [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Administrative Offices of Pennsylvania Courts [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | American Express Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | MGM Corporate Center [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | American Showa [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Huntington Ingalls [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Exel [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Morpho Detection [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | FedEx Freight [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Aetna Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Bank of American I [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Bank of American II [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Atlas Copco Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Toshiba Tec Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Netgear [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Nike [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Zebra Technologies [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | WABCO Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | IGT [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | 3M Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Amazon Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Zoetis Headquarters Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Southern Co. Services HQ Properties [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | The Allstate Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | MISO Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Plainfield [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Renfro [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Emporia Partners [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Quad Graphics [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | ATT [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Westinghouse [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Transdigm [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Travelers [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Zeller Plastik [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Northrop Grumman [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Health Net [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Greenwood Village Co [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Boeing Renton [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Schlumberger Houston [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | United Technologies Charlotte NC [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Avnet Chandler AZ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Connecticut General Life Insurance, Phoenix AZ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Nokia Solution And Networks, Arlington Heights, IL [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Verizon Property, Warren NJ [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Fox Head Property, Irvine CA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Coca-Cola Refreshments, Atlanta GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | General Electric, Atlanta GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Atlanta Wildwood, Atlanta GA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Community Insurance, Mason OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Anthem, Mason OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | JP Morgan Chase, Westerville OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | IBM, Dublin OH [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Aetna, Arlington TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | CHRISTUS Health, Irving TX [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Roush Industries, Allen Park MI [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Wells Fargo, Milwaukee WI [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Shire Pharmaceuticals, Wayne PA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | United HealthCare, St. Louis MO [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Northpointe Corporate Center II, Lynwood WA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Comcast Northpointe Corporate Center I, Lynwood WA [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Farmers, Kansas City KS [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Caterpillar Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | DigitalGlobe Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Waste Management Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | BT Infonet Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Wyndham Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Ace Hardware Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Equifax Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | American Express Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | SoftBank Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Vanguard Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Restoration Hardware, California [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Parallon Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | TW Telecom [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Equifax II Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Mason 1 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Wells Fargo [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | GE Aviation Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Westgate III Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Lisle [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Bloomingdale [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Columbia [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Denver Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Columbus Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Miramar Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Irving Carpenter Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Frisco Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Houston Westway Two [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Houston Westway One [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Atlanta Perimeter Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Herndon Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Deerfield Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Griffin Capital (Highway 94) Investors, DST [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | DynCorp [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Mercedes-Benz [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Samsonite [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Fort Mill Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years
Maximum | Griffin Capital Essential Asset REIT, Inc. [Member] | Fort Mill II Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years